RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
For the purpose of these consolidated financial statements, transactions with related parties mainly comprise transactions between subsidiaries of the Group and the related parties of the Group.
Transactions with TCCC
TCCC exhibits significant influence over the Group, as defined by IAS 24, “Related Party Disclosures”. As at 31 December 2018, 18.5% of the total outstanding shares in the Group were owned by European Refreshments, a wholly owned subsidiary of TCCC. The Group is a key bottler of TCCC products and has entered into bottling agreements with TCCC to make, sell and distribute products of TCCC within the Group’s territories. The Group purchases concentrate from TCCC and also receives marketing funding to help promote the sale of TCCC products. Bottling agreements with TCCC for each of the Group’s territories extend through 28 May 2026, with terms of 10 years, with each containing the right for the Group to request a 10 year renewal. Additionally, two of the Group’s 17 Directors are nominated by TCCC.
The Group and TCCC engage in a variety of marketing programmes to promote the sale of TCCC products in territories in which the Group operates. The Group and TCCC operate under an incidence based concentrate pricing model and funding programme, the terms of which are tied to the terms of our bottling agreements.
TCCC makes discretionary marketing contributions under shared marketing agreements to CCEP’s operating subsidiaries. Amounts to be paid to the Group by TCCC under the programmes are generally determined annually and are periodically reassessed as the programmes progress. Under the bottling agreements, TCCC is under no obligation to participate in the programmes or continue past levels of funding in the future. The amounts paid and terms of similar programmes with other franchises may differ.
Marketing support funding programmes granted to the Group provide financial support principally based on product sales or upon the completion of stated requirements and are intended to offset a portion of the costs of the programmes.
Payments from TCCC for marketing programmes to promote the sale of products are classified as a reduction in cost of sales, unless the presumption that the payment is a reduction in the price of the franchisors’ products can be overcome. Payments for marketing programmes are recognised as product is sold.
The following table summarises the transactions with TCCC that directly impacted the consolidated income statement for the years presented:

	31 December 2018	31 December 2017	31 December 2016
	€ million	€ million	€ million
Amounts affecting revenue(A)	59	61	44
Amounts affecting cost of sales(B)	(2,860)	(2,829)	(2,227)
Amounts affecting operating expenses(C)	(18)	(1)	1
Total net amount affecting the consolidated income statement	(2,819)	(2,769)	(2,182)

(A) Amounts principally relate to fountain syrup and packaged product sales.
(B) Amounts principally relate to the purchase of concentrate, syrup, mineral water and juice, as well as funding for marketing programmes.
(C) Amounts principally relate to certain costs associated with new product development initiatives.
The following table summarises the transactions with TCCC that impacted the consolidated statement of financial position for the periods presented:

	31 December 2018	31 December 2017
	€ million	€ million
Amounts due from TCCC	101	71
Amounts payable to TCCC	166	162

Repayment of acquired loan
At the time of the Merger, the Group assumed a non-interest bearing loan with Atlantic Industries, a subsidiary of TCCC, for the amount of €73 million. This loan was fully repaid prior to 31 December 2016.
Terms and conditions of transactions with TCCC
Outstanding balances on transactions with TCCC are unsecured, interest free and generally settled in cash. There have been no guarantees provided or received for any TCCC receivables or payables. Receivables from TCCC are considered to be recoverable and no expense was incurred as a result of outstanding receivables due from TCCC for the year ended 31 December 2018, 31 December 2017 and 31 December 2016.
Transactions with Cobega companies
Cobega S.A. (Cobega) exhibits significant influence over the Group, as defined by IAS 24, “Related Party Disclosures”. As a result of the consummation of the Merger, Cobega, who previously owned 56% of CCIP, indirectly owned 19.5% of the total outstanding shares in the Group as at 31 December 2018 through its ownership interest in Olive Partners. Additionally, five of the Group’s 17 Directors, including the Chairman, are nominated by Olive Partners, three of whom are affiliated with Cobega.
The principal transactions with Cobega are for the purchase of juice concentrate and mineral water. The following table summarises the transactions with Cobega that directly impacted the consolidated income statement for the years presented:

	31 December 2018	31 December 2017	31 December 2016
	€ million	€ million	€ million
Amounts affecting revenue(A)	3	3	5
Amounts affecting cost of sales(B)	(85)	(80)	(43)
Amounts affecting operating expenses(C)	(14)	(16)	(9)
Total net amount affecting the consolidated income statement	(96)	(93)	(47)
(A) Amounts principally relate to packaged product sales.
(B) Amounts principally relate to the purchase of concentrate, mineral water and packaging materials.
(C) Amounts principally relate to certain costs associated with maintenance and repair services and rent.

The following table summarises the transactions with Cobega that impacted the consolidated statement of financial position for the periods presented:

	31 December 2018	31 December 2017
	€ million	€ million
Amounts due from Cobega	6	4
Amounts payable to Cobega	25	16

There are no significant transactions with other related parties in the periods presented.
Transactions with key management personnel
Key management personnel are the members of the Board of Directors and the members of the Executive Leadership Team. The following table summarises the total remuneration paid or accrued during the reporting period related to key management personnel:

	31 December 2018	31 December 2017	31 December 2016
	€ million	€ million	€ million
Salaries and other short-term employee benefits(A)	23	18	20
Post-employment benefits	1	1	1
Share-based payments	9	8	20
Termination benefits	—	—	10
Total	33	27	51

(A) Short-term employee benefits includes wages, salaries and social security contributions, paid annual leave and paid sick leave, paid bonuses and non-monetary benefits (such as medical care and cars).

The Group did not have any loans with key management personnel and was not party to any other transactions with the key management personnel during the periods presented.